Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
CIK	dei_EntityCentralIndexKey	0001516212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SPDR Blackstone High Income ETF | SPDR Blackstone High Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYBL
SPDR Blackstone Senior Loan ETF | SPDR Blackstone Senior Loan ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRLN
SPDR DoubleLine Emerging Markets Fixed Income ETF | SPDR DoubleLine Emerging Markets Fixed Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMTL
SPDR DoubleLine Short Duration Total Return Tactical ETF | SPDR DoubleLine Short Duration Total Return Tactical ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STOT
SPDR DoubleLine Total Return Tactical ETF | SPDR DoubleLine Total Return Tactical ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOTL
SPDR Loomis Sayles Opportunistic Bond ETF | SPDR Loomis Sayles Opportunistic Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBND
SPDR Nuveen Municipal Bond ETF | SPDR Nuveen Municipal Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBND
SPDR Nuveen Municipal Bond ESG ETF | SPDR Nuveen Municipal Bond ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FISR
SPDR SSGA Global Allocation ETF | SPDR SSGA Global Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAL
SPDR SSGA Income Allocation ETF | SPDR SSGA Income Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INKM
SPDR SSGA Multi-Asset Real Return ETF | SPDR SSGA Multi-Asset Real Return ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLY
SPDR SSGA Ultra Short Term Bond ETF | SPDR SSGA Ultra Short Term Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULST
SPDR SSGA US Sector Rotation ETF | SPDR SSGA US Sector Rotation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLSR